FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Financial assets	R$ 4,357,884	R$ 4,834,178
Financial liabilities	19,838,551	18,184,601
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	14,612,934	13,138,823
Financial liabilities, at fair value	17,014,948	14,288,142
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	2,902,417	2,911,044
Financial liabilities, at fair value	2,775,619	2,864,950
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	22,855
Financial liabilities, at fair value	22,855
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	971
Financial liabilities, at fair value	971
Obligation with FIDC
FINANCIAL INSTRUMENTS
Financial liabilities	987,406	1,018,501
Financial liabilities, at fair value	987,406	1,018,501
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	797,082	666,858
Financial liabilities, at fair value	797,082	666,858
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	514,886	449,375
Financial liabilities, at fair value	514,886	449,375
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	3,041,143	3,652,949
Financial assets, at fair value	3,041,143	3,652,949
Related parties
FINANCIAL INSTRUMENTS
Financial assets	134,354	95,445
Financial assets, at fair value	134,354	95,445
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets		2,846
Financial assets, at fair value		2,846
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	591,523	618,769
Financial assets, at fair value	591,523	618,769
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	590,864	464,169
Financial assets, at fair value	R$ 590,864	R$ 464,169